UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2009 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 88.4%
	COMMON STOCKS – 85.4%
	AEROSPACE & DEFENSE – 2.9%
199,084	MTU Aero Engines Holding	$4,661,619
	AIRLINES – 0.4%
170,000	Air Berlin*†	690,513
	AUTO COMPONENTS – 1.2%
188,344	ElringKlinger	1,875,059
	BUILDING PRODUCTS – 0.5%
50,000	Demag Cranes	869,447
	CHEMICALS – 8.7%
36,664	K + S	1,699,966
177,760	Lanxess	3,027,349
360,000	Symrise	4,257,768
59,364	Wacker Chemie	4,927,350
		13,912,433
	COMMERCIAL BANKS – 2.2%
220,000	Deutsche Postbank	3,489,735
	COMPUTERS & PERIPHERALS – 2.9%
102,727	Wincor Nixdorf	4,651,233
	CONSTRUCTION & ENGINEERING – 9.1%
74,341	Bauer†	2,172,939
198,181	Bilfinger Berger	7,489,474
131,567	Hochtief	4,979,044
		14,641,457
	DIVERSIFIED FINANCIAL SERVICES – 1.0%
55,000	Grenkeleasing	1,533,147
	ELECTRICAL EQUIPMENT – 7.6%
100,000	Q-Cells*	1,948,623
150,686	SGL Carbon†	3,590,370
261,957	Solarworld†	5,361,869
154,800	Tognum	1,347,959
		12,248,821
	HEALTHCARE PROVIDERS & SERVICES – 4.3%
130,000	Celesio	2,395,161
247,460	Rhoen Klinikum	4,598,698
		6,993,859

Shares	Description	Value(a)
	HOTELS RESTAURANTS & LEISURE – 1.3%
400,000	Tui	$2,134,459
	HOUSEHOLD DURABLES – 0.8%
118,886	Loewe*	1,230,912
	INDUSTRIAL CONGLOMERATES – 4.3%
202,583	Rheinmetall	6,886,751
	INSURANCE – 1.4%
70,805	Hannover Ruckversicherung	2,255,677
	INTERNET SOFTWARE & SERVICES – 3.9%
750,966	United Internet†	6,270,075
	LIFE SCIENCES TOOLS & SERVICES – 1.2%
108,287	Gerresheimer†	1,982,177
	MACHINERY – 9.0%
573,046	GEA Group	6,108,110
25,116	Krones†	799,469
298,963	Max Automation	690,508
52,714	Pfeiffer Vacuum Technology	3,113,779
35,000	Vossloh	3,711,610
		14,423,476
	METALS & MINING – 1.3%
85,000	Norddeutsche Affinerie†	2,156,162
	PHARMACEUTICALS – 1.6%
157,563	Stada Arzneimittel	2,576,717
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.4%
96,965	Deutsche Euroshop	2,793,036
634,364	IVG Immobilien†	3,822,929
300,000	RCM Beteiligungs*	517,686
		7,133,651
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
260,766	Kontron	2,512,982
14,000	Suess MicroTec*	43,472
		2,556,454
	SOFTWARE – 4.8%
107,563	Software†	7,660,100

6

Shares	Description	Value(a)
	SPECIALTY RETAIL – 4.9%
60,000	Douglas Holdings†	$2,372,595
50,000	Fielmann	3,076,913
463,465	Praktiker Bau-und Heimwerkermaerkte	2,436,206
		7,885,714
	TEXTILE, APPAREL & LUXURY GOODS – 0.5%
5,647	Puma*	856,548
	TRADING COMPANIES & DISTRIBUTORS – 0.7%
120,000	Kloeckner & Co.	1,183,510
	TRANSPORTATION INFRASTRUCTURE – 2.4%
120,000	Fraport	3,859,548
	WIRELESS TELECOMMUNICATIONS SERVICES – 0.5%
120,646	Freenet	751,082
	Total Common Stocks (cost $174,481,765)	137,370,336
	PREFERRED STOCKS – 3.0%
	HEALTHCARE EQUIPMENT & SUPPLIES – 2.6%
78,465	Fresenius	3,599,577
62,632	Sartorius	532,081
		4,131,658
	TEXTILE, APPAREL & LUXURY GOODS – 0.4%
50,000	Hugo Boss	730,070
	Total Preferred Stocks (Cost $3,586,971)	4,861,728
	Total Investments in German Securities (cost $178,068,736)	142,232,064
INVESTMENTS IN DUTCH COMMON STOCKS – 8.9%
	AEROSPACE & DEFENSE – 5.3%
739,645	EADS†	8,600,610

Shares	Description	Value(a)
	LIFE SCIENCES TOOLS & SERVICES – 3.5%
355,887	Qiagen*†	$5,687,749
	Total Investments in Dutch Common Stocks (cost $14,472,584)	14,288,359
	Total Investments in Common and Preferred Stocks – 97.3% (cost $192,541,320)	156,520,423
SECURITIES LENDING COLLATERAL – 22.4%
36,034,716	Daily Assets Fund Institutional, 0.78%(b)(c) (cost $36,034,716)	36,034,716
CASH EQUIVALENTS – 0.2%
300,284	Cash Management QP Trust, 0.53%(c) (cost $300,284)	300,284
	Total Investments – 119.9% (cost $192,499,832)	192,855,423
	Other Assets and Liabilities, Net – (19.9)%	(31,993,955)
	NET ASSETS – 100.0%	$160,861,468

†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $35,426,437 which is 22.0% of the net assets.

*  Non-income producing securities.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

7

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund's policy regarding valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities
Level 1	$192,555,139
Level 2	300,284
Level 3	—
Total	$192,855,423

8

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, a series of New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The New Germany Fund, a series of New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 20, 2009